Deferred Revenues	12 Months Ended
Dec. 31, 2025
Deferred Revenues
Deferred Revenues

10. Deferred Revenues

In June 2023, the Company entered into a Supply Agreement with a customer for the delivery of Mo-100 and molybdenum-98 beginning in 2024. In conjunction with the Supply Agreement, the Company received $0.9 million in September 2023, as an advance towards future revenue. The Company has recorded $0.9 million as deferred revenue on the balance sheet as of December 31, 2025 and 2024.